Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000174221 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	6.60%
C000174221 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000174221 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.10%
C000174221 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.30%
C000174221 | Alphabet, Inc.
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174221 | Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174221 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000174221 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.40%
C000174221 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000174221 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000174221 | Information Technology
Holdings [Line Items]
Percent of Total Investments	32.00%
C000174221 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.50%
C000174221 | Financials
Holdings [Line Items]
Percent of Total Investments	12.10%
C000174221 | Industrials
Holdings [Line Items]
Percent of Total Investments	9.90%
C000174221 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.90%
C000174221 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.80%
C000174221 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	6.40%
C000174221 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000174221 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000174221 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.20%
C000174221 | Materials
Holdings [Line Items]
Percent of Total Investments	2.10%
C000240124 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	12.70%
C000240124 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.90%
C000240124 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	11.70%
C000240124 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
C000240124 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.10%
C000240124 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000240124 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	4.70%
C000240124 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	4.00%
C000240124 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000240124 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.90%
C000240124 | Information Technology
Holdings [Line Items]
Percent of Total Investments	51.40%
C000240124 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000240124 | Financials
Holdings [Line Items]
Percent of Total Investments	5.00%
C000240124 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.60%
C000240124 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	11.40%
C000240124 | Communication Services
Holdings [Line Items]
Percent of Total Investments	11.50%
C000240124 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000240124 | Energy
Holdings [Line Items]
Percent of Total Investments	1.30%
C000240124 | Real Estate
Holdings [Line Items]
Percent of Total Investments	0.30%
C000240124 | Materials
Holdings [Line Items]
Percent of Total Investments	0.90%
C000199548 | Casey's General Stores, Inc.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199548 | U.S. Foods Holding Corp.
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199548 | Janus Henderson Group PLC
Holdings [Line Items]
Percent of Total Investments	0.50%
C000199548 | KBR, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Ingredion, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Rexford Industrial Realty, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Murphy USA, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Jones Lang LaSalle, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | TechnipFMC PLC
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Guidewire Software, Inc.
Holdings [Line Items]
Percent of Total Investments	0.40%
C000199548 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.40%
C000199548 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.00%
C000199548 | Financials
Holdings [Line Items]
Percent of Total Investments	16.30%
C000199548 | Industrials
Holdings [Line Items]
Percent of Total Investments	18.90%
C000199548 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	14.70%
C000199548 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.10%
C000199548 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	3.70%
C000199548 | Energy
Holdings [Line Items]
Percent of Total Investments	4.60%
C000199548 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000199548 | Real Estate
Holdings [Line Items]
Percent of Total Investments	5.80%
C000199548 | Materials
Holdings [Line Items]
Percent of Total Investments	5.20%
C000240126 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240126 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	2.70%
C000240126 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000240126 | Coca-Cola Co. (The)
Holdings [Line Items]
Percent of Total Investments	2.00%
C000240126 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	1.90%
C000240126 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000240126 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	1.60%
C000240126 | Exxon Mobil Corp.
Holdings [Line Items]
Percent of Total Investments	1.60%
C000240126 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Total Investments	1.50%
C000240126 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000240126 | Information Technology
Holdings [Line Items]
Percent of Total Investments	13.00%
C000240126 | Health Care
Holdings [Line Items]
Percent of Total Investments	16.10%
C000240126 | Financials
Holdings [Line Items]
Percent of Total Investments	18.60%
C000240126 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.70%
C000240126 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.80%
C000240126 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.90%
C000240126 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	10.30%
C000240126 | Energy
Holdings [Line Items]
Percent of Total Investments	7.00%
C000240126 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.40%
C000240126 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.20%
C000240126 | Materials
Holdings [Line Items]
Percent of Total Investments	4.00%
C000211558 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	11.30%
C000211558 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	11.30%
C000211558 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	3.00%
C000211558 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211558 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	3.20%
C000211558 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.70%
C000211558 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211558 | Johnson & Johnson
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211558 | Procter & Gamble Co. (The)
Holdings [Line Items]
Percent of Total Investments	1.60%
C000211558 | Mastercard, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.50%
C000211558 | Information Technology
Holdings [Line Items]
Percent of Total Investments	34.40%
C000211558 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.00%
C000211558 | Financials
Holdings [Line Items]
Percent of Total Investments	12.40%
C000211558 | Industrials
Holdings [Line Items]
Percent of Total Investments	8.40%
C000211558 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.70%
C000211558 | Communication Services
Holdings [Line Items]
Percent of Total Investments	9.40%
C000211558 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000211558 | Energy
Holdings [Line Items]
Percent of Total Investments	1.90%
C000211558 | Utilities
Holdings [Line Items]
Percent of Total Investments	1.10%
C000211558 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211558 | Materials
Holdings [Line Items]
Percent of Total Investments	2.80%
C000232922 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	7.20%
C000232922 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	6.80%
C000232922 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	6.90%
C000232922 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%
C000232922 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232922 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	1.80%
C000232922 | Tesla, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000232922 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232922 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.40%
C000232922 | Visa, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	1.60%
C000232922 | Information Technology
Holdings [Line Items]
Percent of Total Investments	36.20%
C000232922 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.20%
C000232922 | Financials
Holdings [Line Items]
Percent of Total Investments	13.60%
C000232922 | Industrials
Holdings [Line Items]
Percent of Total Investments	6.50%
C000232922 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.10%
C000232922 | Communication Services
Holdings [Line Items]
Percent of Total Investments	7.40%
C000232922 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.90%
C000232922 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.20%
C000232922 | Real Estate
Holdings [Line Items]
Percent of Total Investments	7.40%
C000232922 | Materials
Holdings [Line Items]
Percent of Total Investments	1.50%
C000219749 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	15.00%
C000219749 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
C000219749 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Total Investments	1.90%
C000219749 | Texas Instruments, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000219749 | Visa, Inc.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000219749 | Mastercard, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000219749 | Adobe, Inc.
Holdings [Line Items]
Percent of Total Investments	1.30%
C000219749 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219749 | Linde PLC
Holdings [Line Items]
Percent of Total Investments	1.20%
C000219749 | QUALCOMM, Inc.
Holdings [Line Items]
Percent of Total Investments	1.00%
C000219749 | Information Technology
Holdings [Line Items]
Percent of Total Investments	38.70%
C000219749 | Health Care
Holdings [Line Items]
Percent of Total Investments	9.60%
C000219749 | Financials
Holdings [Line Items]
Percent of Total Investments	18.80%
C000219749 | Industrials
Holdings [Line Items]
Percent of Total Investments	11.10%
C000219749 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	8.30%
C000219749 | Communication Services
Holdings [Line Items]
Percent of Total Investments	2.50%
C000219749 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.00%
C000219749 | Utilities
Holdings [Line Items]
Percent of Total Investments	0.10%
C000219749 | Real Estate
Holdings [Line Items]
Percent of Total Investments	4.70%
C000219749 | Materials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000242847 | Apple, Inc.
Holdings [Line Items]
Percent of Total Investments	5.60%
C000242847 | NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	5.80%
C000242847 | Microsoft Corp.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000242847 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Total Investments	4.60%
C000242847 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Total Investments	2.20%
C000242847 | Broadcom, Inc.
Holdings [Line Items]
Percent of Total Investments	2.10%
C000242847 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Total Investments	1.90%
C000242847 | Alphabet, Inc.Class CNVS
Holdings [Line Items]
Percent of Total Investments	2.00%
C000242847 | Meta Platforms, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	3.30%
C000242847 | Alphabet, Inc.Class A
Holdings [Line Items]
Percent of Total Investments	2.30%
C000242847 | Information Technology
Holdings [Line Items]
Percent of Total Investments	28.50%
C000242847 | Health Care
Holdings [Line Items]
Percent of Total Investments	13.20%
C000242847 | Financials
Holdings [Line Items]
Percent of Total Investments	13.10%
C000242847 | Industrials
Holdings [Line Items]
Percent of Total Investments	7.10%
C000242847 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	10.90%
C000242847 | Communication Services
Holdings [Line Items]
Percent of Total Investments	10.90%
C000242847 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.50%
C000242847 | Energy
Holdings [Line Items]
Percent of Total Investments	3.80%
C000242847 | Utilities
Holdings [Line Items]
Percent of Total Investments	2.30%
C000242847 | Real Estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000242847 | Materials
Holdings [Line Items]
Percent of Total Investments	2.40%